8. SUPPLEMENTAL CASH FLOW INFORMATION	9 Months Ended	12 Months Ended
	Jun. 30, 2012	Sep. 30, 2011
Notes to Financial Statements
8. SUPPLEMENTAL CASH FLOW INFORMATION

NOTE 8 – SUPPLEMENTAL CASH FLOW INFORMATION

	Nine Months	Nine Months
	Ended	Ended
	June 30, 2012	June 30, 2011

Interest paid	$204,000	$175,881
Interest capitalized (non-cash)	306,718	192,908
Noncash investing and financing activities:
Capital expenditures included in accounts payable	142,063	84,365
Issuance of notes payable for oil and gas	-	357,085
Issuance of 2012 convertible notes	2,037,500
Warrant liability settled on exercise	-	136,015
Recognition of liabilities for issuance of:
Series A warrants	-	1,188
Series B warrants	-	143,948
Series C warrants	-	274,516
Series D warrants	-	49,385
Issuance of Series E Warrants to placement agent	48,668	-
Recognition of conversion feature liabilities	326,945	26,771
Recognition of participation liability	-	737,886
Asset retirement obligations incurred	69,691	4,588
Issuance of restricted shares	60,699	-

The information contained in this Form 10-Q contains certain forward-looking statements within the meaning of Section 27A of the Securities Act of 1933, as amended, Section 21E of the Securities Exchange Act of 1934, as amended, and the Private Securities Litigation Reform Act of 1995. These forward-looking statements involve risks and uncertainties, including among other things, statements regarding our capital needs, business strategy and expectations. Any statement which does not contain a historical fact may be deemed to be a forward-looking statement. In some cases, you can identify forward-looking statements by terminology such as "may", "will", "should", "expect", "plan", "intend", "anticipate", "believe", "estimate", "predict", "potential" or "continue", the negative of such terms or other comparable terminology. In evaluating forward looking statements, you should consider various factors outlined in our latest Form 10-K, filed with the U.S. Securities Exchange Commission (“SEC”) on December 30, 2011, and, from time to time, in other reports we file with the SEC. These factors may cause our actual results to differ materially from any forward-looking statement. We disclaim any obligation to publicly update these statements, or disclose any difference between our actual results and those reflected in these statements.

	Fiscal Year	July 19, 2010
	Ended	(Inception) to
	September 30, 2011	September 30, 2010

Interest paid	$242,702	$—
Interest capitalized (non-cash)	225,529	—
Noncash investing and financing activities:
Capital expenditures included in accounts payable	84,365	—
Issuance of notes payable for oil and gas	357,085	285,668
Warrant liability settled on exercise	136,015	—
Recognition of liabilities for issuance of:
Series A warrants	1,188	—
Series B warrants	143,948	—
Series C warrants	274,516	—
Series D warrants	49,385	—
Recognition of conversion feature liability	26,771	—
Recognition of participation liability	737,886	—
Asset retirement obligations incurred	4,588	—
Issuance of restricted shares	15,000	—